PUTNAM ABSOLUTE RETURN 500 FUND
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PUTNAM ABSOLUTE RETURN 500 FUND		CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	Class R5	Class R6	CLASS Y
Management fees	[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.21%	0.21%	0.21%	0.21%	0.21%	0.20%	0.13%	0.21%
Total annual fund operating expenses		1.13%	1.88%	1.88%	1.63%	1.38%	0.87%	0.80%	0.88%
Expense reimbursement	[2],[3]	(2.00%)	(2.00%)	(2.00%)	(2.00%)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Total annual fund operating expenses after expense reimbursement		1.11%	1.86%	1.86%	1.61%	1.36%	0.85%	0.78%	0.86%
[1]	Management fees are subject to a performance adjustment.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 2/28/2017. This obligation may be modified or discontinued only with approval of the Board of Trustees
[3]	Restated to reflect current fees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - PUTNAM ABSOLUTE RETURN 500 FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	682	912	1,160	1,869
CLASS B	689	889	1,214	2,004
CLASS C	289	589	1,014	2,199
CLASS M	508	844	1,204	2,214
CLASS R	138	435	753	1,656
Class R5	87	276	480	1,071
Class R6	80	253	442	988
CLASS Y	88	279	486	1,082

Expense Example, No Redemption - PUTNAM ABSOLUTE RETURN 500 FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CLASS B	189	589	1,014	2,004
CLASS C	189	589	1,014	2,199